Condensed Consolidated Interim Statements of Changes in Shareholder's Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2021	$ 130,649	$ 7,977	$ 958	$ (38,135)	$ 101,449	$ 46,153	$ 147,602
Beginning balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share-based compensation expense		4,165			4,165	161	4,326
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued in Tarus acquisition
Shares issued in Tarus acquisition , shares
Shares issued in iOx exchange
Shares issued in iOx exchange , shares
Excess of non-controlling interest acquired over consideration - iOx
Shares issued to Lincoln Park’s Committed Purchase
Shares issued to Lincoln Park's Committed Purchase, Shares
Shares issued or accrued for services	$ 60				60		$ 60
Shares issued or accrued for services, shares	3
Warrants exercised	$ 291				291		$ 291
Warrants exercised , shares	13						13,000
Exchange of notes payable and accrued interest for iOx shares						184	$ 184
Net loss for period				(6,041)	(6,041)	(59)	(6,100)
Ending balance, value at Sep. 30, 2021	$ 158,216	12,142	958	(44,176)	127,140	46,439	173,579
Ending balance, shares at Sep. 30, 2021	13,341
Beginning balance, value at Mar. 31, 2022	$ 158,324	16,928	958	(55,005)	121,205	44,229	165,434
Beginning balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		2,401			2,401		2,401
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition , shares	2,426
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange , shares	1,070
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln Park’s Committed Purchase	$ 900				900		$ 900
Shares issued to Lincoln Park's Committed Purchase, Shares	94						94,000
Shares issued or accrued for services	$ 60				60		$ 60
Shares issued or accrued for services, shares	8
Warrants exercised
Warrants exercised , shares
Net loss for period				(2,678)	(2,678)	(32)	$ (2,710)
Ending balance, value at Sep. 30, 2022	$ 215,830	$ 19,329	$ 958	$ (57,683)	$ 178,434	$ (627)	$ 177,807
Ending balance, shares at Sep. 30, 2022	16,947